CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
OPERATING ACTIVITIES
Net earnings (loss) including noncontrolling interests	$ (420)	$ (177)	$ 22	$ 1,366
Adjustments to reconcile net earnings (loss) including noncontrolling interests to total cash provided by operating activities
Amortization of definite-lived intangible assets	5		1	0
Goodwill impairments	822	0	0	0
Deferred income taxes	2		94	(118)
Scenario, Previously Reported [Member]
OPERATING ACTIVITIES
Net earnings (loss) including noncontrolling interests	(420)	(177)	22	1,366
Adjustments to reconcile net earnings (loss) including noncontrolling interests to total cash provided by operating activities
Depreciation	794	811	897	896
Amortization of definite-lived intangible assets	38	42	48	82
Restructuring charges	449	280	287	222
Goodwill impairments	822	1,207	1,207	0
Stock-based compensation	107	110	120	121
Realized gain on sale of investment	0	(55)	(55)	0
Deferred income taxes	(19)	110	28	(134)
Excess tax benefits from stock-based compensation	0	0	0	(11)
Other, net	41	20	26	11
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Receivables	(551)	(342)	41	(371)
Merchandise inventories	(912)	(1,067)	120	(400)
Other assets	(65)	29	(24)	40
Accounts payable	1,735	2,095	574	(443)
Other liabilities	(339)	82	(23)	(156)
Income taxes	(226)	(48)	25	(33)
Total cash provided by operating activities	1,454	3,097	3,293	1,190
INVESTING ACTIVITIES
Additions to property and equipment, net of $29, $13, $18 and $81 non-cash capital expenditures	(705)	(709)	(766)	(744)
Purchases of investments	(13)	(111)	(112)	(267)
Sales of investments	69	290	290	415
Acquisition of businesses, net of cash acquired	(31)	(174)	(174)	0
Proceeds from sale of business, net of cash transferred	25	1	0	21
Change in restricted assets	101	58	40	(2)
Settlement of net investment hedges	0	0	0	12
Other, net	16	(2)	(2)	(4)
Total cash used in investing activities	(538)	(647)	(724)	(569)
FINANCING ACTIVITIES
Repurchase of common stock	(122)	(1,368)	(1,500)	(1,193)
Issuance of common stock under employee stock purchase plan and for the exercise of stock options	25	66	67	179
Dividends paid	(224)	(228)	(228)	(237)
Repayments of debt	(1,614)	(3,192)	(3,412)	(3,120)
Proceeds from issuance of debt	1,741	3,911	3,921	3,021
Payment to noncontrolling interest (Note 3)	0	(1,303)	(1,303)	0
Acquisition of noncontrolling interests	0	0	0	(21)
Excess tax benefits from stock-based compensation	0	0	0	11
Other, net	(17)	(27)	(23)	3
Total cash used in financing activities	(211)	(2,141)	(2,478)	(1,357)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(4)	(6)	5	13
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	701	303	96	(723)
Adjustment for Fiscal Year-End Change (Note 2)	(74)	(5)	0	0
Increase (Decrease) in Cash and Cash Equivalents After Adjustment	627	298	96	(723)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,199	1,103	1,103	1,826
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,826	1,401	1,199	1,103
Supplemental Disclosure of Cash Flow Information
Income taxes paid	478	476	568	882
Interest paid	$ 106	$ 86	$ 89	$ 68